Condensed Consolidating Financial Information - Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 18, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net cash provided by (used in) operating activities		$ 171,816	$ 103,941	$ 476,271	$ 277,823	$ 240,404
Cash flows from investing activities:
Acquisitions of oil and natural gas properties		(3,305)	(173,000)	(1,177,670)	(105,762)	(360,678)
Additions to oil and gas properties		(160,994)	(134,200)	(674,396)	(360,015)	(273,334)
Additions to restricted investments		(1,426)	(826)	(3,976)	(5,361)	(4,599)
Additions to other property and equipment		(1,947)	(31)	(17,067)	(2,670)	(2,674)
Change in restricted cash				49,946	(49,347)	(3)
Deposits for property acquisitions				(215)
Proceeds from the sale of oil and natural gas properties				6,700	155,712	34,521
Other			(304)	(301)		29
Net cash used in investing activities		(167,672)	(308,361)	(1,816,979)	(367,443)	(606,738)
Cash flows from financing activities:
Advances on revolving credit facilities		270,000	343,000	2,746,800	1,132,755	619,450
Payments on revolving credit facilities		(148,000)	(79,000)	(2,457,900)	(1,766,037)	(251,569)
Proceeds from the issuances of senior notes				1,092,425	1,031,563
Borrowings under second lien credit facility					325,000
Redemption of senior notes				(351,808)
Redemption of second lien credit facility				(328,282)
Deferred financing costs		(10)	(1,162)	(30,334)	(41,175)	(3,501)
Proceeds from initial public offering	$ 380,200
Proceeds from changes in ownership interests in MEMP					135,012
Repurchased shares under repurchase program				(161)
Restricted MEMP units returned to plan				(1,012)
Purchase of additional interests in consolidated subsidiaries				(3,292)	(15,135)
Capital contributions						6,900
Contributions from previous owners					1,214	44,072
Distributions to the Funds					(732,362)
Distributions to noncontrolling interests		(46,239)	(31,085)	(149,084)	(78,083)	(15,208)
Distributions made by previous owners					(4,005)	(28,772)
Cash retained by previous owners					(7,909)
Other		(7)	(7)	320	455
Net cash provided by financing activities		(5,590)	166,218	1,268,945	117,950	361,761
Net change in cash and cash equivalents		(1,446)	(38,202)	(71,763)	28,330	(4,573)
Cash and cash equivalents, beginning of period		5,958	77,721	77,721	49,391	53,964
Cash and cash equivalents, end of period		4,512	39,519	5,958	77,721	49,391
Natural Gas Partners [Member]
Cash flows from financing activities:
Contributions from NGP affiliates related to sale of properties			1,165	1,165	2,013	45,158
Distribution to NGP affiliates related to purchase of assets			(66,693)	(66,693)	(355,494)	(242,174)
Distribution to NGP affiliates related to sale of assets, net of cash received			(66,693)	(32,770)
MRD Holdco LLC [Member]
Cash flows from financing activities:
Distributions to MRD Holdco				(59,803)
Parent [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities		16,404		(72,612)
Cash flows from investing activities:
Additions to other property and equipment		(1,687)		(15,980)
Investment in subsidiaries		(5,580)		(696,489)
Distribution from subsidiaries		78,076		15,140
Net cash used in investing activities		70,809		(697,329)
Cash flows from financing activities:
Advances on revolving credit facilities		104,000		1,174,000
Payments on revolving credit facilities		(143,000)		(991,000)
Proceeds from the issuances of senior notes				600,000
Redemption of senior notes				(351,808)
Deferred financing costs				(18,779)
Purchase of additional interests in consolidated subsidiaries				(3,292)
Other				302
Net cash provided by financing activities		(89,000)		772,182
Net change in cash and cash equivalents		(1,787)		2,241
Cash and cash equivalents, beginning of period		2,241
Cash and cash equivalents, end of period		454		2,241
Parent [Member] | MRD Holdco LLC [Member]
Cash flows from financing activities:
Distributions to MRD Holdco				(17,207)
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities		82,434	51,864	297,490	93,864	56,443
Cash flows from investing activities:
Acquisitions of oil and natural gas properties				(93,909)	(67,098)	(83,055)
Additions to oil and gas properties		(86,619)	(75,227)	(376,123)	(164,850)	(85,431)
Additions to other property and equipment		(260)	(31)	(989)	(2,432)	(926)
Investment in subsidiaries			(4,146)		(93,433)	(718)
Distribution from subsidiaries			4,993	74,424	273,694	22,979
Change in restricted cash				49,946	(49,347)	(3)
Deposits for property acquisitions				(215)
Proceeds from the sale of oil and natural gas properties					33,152
Other			(3)
Net cash used in investing activities		(86,879)	(74,414)	(346,866)	(70,314)	(147,154)
Cash flows from financing activities:
Advances on revolving credit facilities			108,000	126,800	174,400	122,950
Payments on revolving credit facilities			(40,000)	(329,900)	(200,500)	(24,750)
Proceeds from the issuances of senior notes					343,000
Borrowings under second lien credit facility					325,000
Redemption of second lien credit facility				(328,282)
Deferred financing costs			(895)	(61)	(20,250)	(1,109)
Proceeds from changes in ownership interests in MEMP					135,012
Purchase of additional interests in consolidated subsidiaries					(15,135)
Capital contributions		3,668		686,623
Distributions to the Funds					(732,362)
Distribution to equity owners				(15,000)
Distributions made by previous owners					(2,590)	(2,282)
Other				18	(129)
Net cash provided by financing activities		3,668	3,716	4,519	6,446	94,809
Net change in cash and cash equivalents		(777)	(18,834)	(44,857)	29,996	4,098
Cash and cash equivalents, beginning of period		3,762	48,619	48,619	18,623	14,525
Cash and cash equivalents, end of period		2,985	29,785	3,762	48,619	18,623
Guarantor Subsidiaries [Member] | Natural Gas Partners [Member]
Cash flows from financing activities:
Distribution to NGP affiliates related to purchase of assets			(63,389)	(63,389)
Distribution to NGP affiliates related to sale of assets, net of cash received				(32,770)
Guarantor Subsidiaries [Member] | MRD Holdco LLC [Member]
Cash flows from financing activities:
Distributions to MRD Holdco				(39,520)
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities		71,963	52,077	251,393	183,959	183,961
Cash flows from investing activities:
Acquisitions of oil and natural gas properties		(3,305)	(173,000)	(1,083,761)	(38,664)	(277,623)
Additions to oil and gas properties		(74,375)	(58,973)	(298,273)	(195,165)	(187,903)
Additions to restricted investments		(1,426)	(826)	(3,976)	(5,361)	(4,599)
Additions to other property and equipment				(98)	(238)	(1,748)
Proceeds from the sale of oil and natural gas properties				6,700	122,560	34,521
Other			(301)	(301)		29
Net cash used in investing activities		(79,106)	(233,100)	(1,379,709)	(116,868)	(437,323)
Cash flows from financing activities:
Advances on revolving credit facilities		166,000	235,000	1,446,000	958,355	496,500
Payments on revolving credit facilities		(5,000)	(39,000)	(1,137,000)	(1,565,537)	(226,819)
Proceeds from the issuances of senior notes				492,425	688,563
Deferred financing costs		(10)	(267)	(11,494)	(20,925)	(2,392)
Restricted MEMP units returned to plan				(1,012)
Capital contributions		1,912		9,866	93,433	718
Contributions from previous owners					1,214	44,072
Distribution to equity owners		(46,315)	(36,078)	(222,633)	(351,777)	(38,187)
Distributions made by previous owners					(1,415)	(26,490)
Cash retained by previous owners					(7,909)
Other		(7)	(7)		584
Net cash provided by financing activities		7,246	161,655	1,100,184	(68,757)	244,691
Net change in cash and cash equivalents		103	(19,368)	(28,132)	(1,666)	(8,671)
Cash and cash equivalents, beginning of period		970	29,102	29,102	30,768	39,439
Cash and cash equivalents, end of period		1,073	9,734	970	29,102	30,768
Non-Guarantor Subsidiaries [Member] | Natural Gas Partners [Member]
Cash flows from financing activities:
Contributions from NGP affiliates related to sale of properties			1,165	1,165	2,013	45,158
Distribution to NGP affiliates related to purchase of assets			(3,304)	(3,304)	(355,494)	(242,174)
Non-Guarantor Subsidiaries [Member] | MRD Holdco LLC [Member]
Cash flows from financing activities:
Distributions to MRD Holdco				(3,076)
MEMP [Member]
Cash flows from financing activities:
Repayment of senior notes		(2,914)
Costs incurred in conjunction with initial public offering				(12,510)	(21,066)	(8,268)
Proceeds from MEMP public offering				553,288	511,204	202,573
Repurchased shares under repurchase program		(28,420)		(11,531)
MEMP [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from financing activities:
Repayment of senior notes		(2,914)
Costs incurred in conjunction with initial public offering				(12,510)	(21,066)	(8,268)
Proceeds from MEMP public offering				553,288	511,204	202,573
Repurchased shares under repurchase program		(28,420)		(11,531)
MRD [Member]
Cash flows from financing activities:
Proceeds from initial public offering				408,500
Costs incurred in conjunction with initial public offering				(28,373)
Repurchased shares under repurchase program		(50,000)		(161)
MRD [Member] | Parent [Member]
Cash flows from financing activities:
Proceeds from initial public offering				408,500
Costs incurred in conjunction with initial public offering				(28,373)
Repurchased shares under repurchase program		(50,000)		(161)
MRD [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from financing activities:
Distributions to MRD Holdco		(78,000)
Eliminations [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities		1,015
Cash flows from investing activities:
Investment in subsidiaries		5,580	4,146	696,489	93,433	718
Distribution from subsidiaries		(78,076)	(4,993)	(89,564)	(273,694)	(22,979)
Net cash used in investing activities		(72,496)	(847)	606,925	(180,261)	(22,261)
Cash flows from financing activities:
Capital contributions		(5,580)		(696,489)	(93,433)	(718)
Distribution to equity owners		46,315	36,078	237,633	351,777	38,187
Distributions to noncontrolling interests		(46,239)	(31,085)	(149,084)	(78,083)	(15,208)
Net cash provided by financing activities		72,496	$ 847	(607,940)	$ 180,261	$ 22,261
Net change in cash and cash equivalents		1,015		(1,015)
Cash and cash equivalents, beginning of period		(1,015)
Cash and cash equivalents, end of period				$ (1,015)
Eliminations [Member] | MRD [Member]
Cash flows from financing activities:
Distributions to MRD Holdco		$ 78,000